UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00116
The Investment Company of America
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class A | AIVSX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about The Investment Company of America for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.56%*

*Annualized
Key fund s
tatis
tics
Fund net a sset s (in millions)	$144,496
Total number of portfolio holdings	216
Portfolio turn over rate	16%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple ac co
unts at the
same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-004-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class C | AICCX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about The Investment Company of America for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$70	1.31%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$144,496
Total number of portfolio holdings	216
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund
expenses
, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at
the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-004-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class T | TICAX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about The Investment Company of America for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$17	0.32%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$144,496
Total number of portfolio holdings	216
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses,
only
one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-004-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class F-1 | AICFX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about The Investment Company of America for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$34	0.63% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$144,496
Total number of portfolio holdings	216
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses,
only
one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-004-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class F-2 | ICAFX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about The Investment Company of America for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$20	0.37%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$144,496
Total number of portfolio holdings	216
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses,
only
one
copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-004-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class F-3 | FFICX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about The Investment Company of America for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$14	0.27%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$144,496
Total number of portfolio holdings	216
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with
multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions
will
typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-004-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class 529-A | CICAX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about The Investment Company of America for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$32	0.60%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$144,496
Total number of portfolio holdings	216
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses,
only
one copy of most shareholder documents will be mailed to shareholders with multiple accounts
at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-004-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class 529-C | CICCX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about The Investment Company of America for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$72	1.35%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$144,496
Total number of portfolio holdings	216
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund
expenses
, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact
your
financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-004-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class 529-E | CICEX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about The Investment Company of America for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$45	0.85%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$144,496
Total number of portfolio holdings	216
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses,
only
one copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-004-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class 529-T | TIACX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about The Investment Company of America for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$20	0.38%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$144,496
Total number of portfolio holdings	216
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple
accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within
30
days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-004-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class 529-F-1 | CICFX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about The Investment Company of America for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$23	0.44%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$144,496
Total number of portfolio holdings	216
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions
will
typically be effective within 30 days of receipt by Capital Group or your financial
intermediary.
Lit. No. MF5FSRX-004-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class 529-F-2 | FCIAX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about The Investment Company of America for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$19	0.36%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$144,496
Total number of portfolio holdings	216
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-004-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class 529-F-3 | FAOOX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about The Investment Company of America for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$18	0.33%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$144,496
Total number of portfolio holdings	216
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to shareholders with multiple
accounts
at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-004-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class R-1 |
RICAX
 for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about The Investment Company of America for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$71	1.33%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$144,496
Total number of portfolio holdings	216
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of
most
shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial
intermediary.
Lit. No. MFR1SRX-004-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class R-2 | RICBX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about The Investment Company of America for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$72	1.35%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$144,496
Total number of portfolio holdings	216
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(
800
) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-004-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class R-2E | RIBEX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about The Investment Company of America for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$56	1.06%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$144,496
Total number of portfolio holdings	216
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact
Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically
be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-004-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class R-3 | RICCX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about The Investment Company of America for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$49	0.91%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$144,496
Total number of portfolio holdings	216
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will
be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-
4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-004-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class R-4 | RICEX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about The Investment Company of America for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$33	0.61%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$144,496
Total number of portfolio holdings	216
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(
800
) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-004-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class R-5E | RICHX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about The Investment Company of America for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$22	0.41%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$144,496
Total number of portfolio holdings	216
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be
mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(
800
) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-004-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class R-5 | RICFX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about The Investment Company of America for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$17	0.31%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$144,496
Total number of portfolio holdings	216
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-004-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class R-6 | RICGX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about The Investment Company of America for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$14	0.27%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$144,496
Total number of portfolio holdings	216
Portfolio turnover rate	16%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial
intermediary.
Lit. No. MFR6SRX-004-0824 © 2024 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

The Investment Company of America®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended June 30, 2024
Lit. No. MFGEFP2-004-0824 © 2024 Capital Group. All rights reserved.

Investment portfolio June 30, 2024unaudited

Common stocks 94.93%		Shares	Value (000)
Energy 2.04%
	Baker Hughes Co., Class A	11,715,200	$412,024
	Canadian Natural Resources, Ltd. (CAD denominated)	10,436,550	371,750
	Chevron Corp.	1,415,891	221,474
	ConocoPhillips	1,919,711	219,577
	EOG Resources, Inc.	2,892,098	364,028
	Exxon Mobil Corp.	7,566,916	871,103
	Halliburton Co.	5,734,329	193,706
	TC Energy Corp. (CAD denominated)[1]	7,809,162	296,029
			2,949,691

Materials 3.31%
	Air Products and Chemicals, Inc.	3,125,614	806,565
	Albemarle Corp.	1,526,145	145,777
	ATI, Inc.[2]	1,047,848	58,103
	Celanese Corp.[3]	7,588,730	1,023,644
	Corteva, Inc.	4,287,022	231,242
	Ecolab, Inc.	1,087,333	258,785
	Freeport-McMoRan, Inc.	9,907,404	481,500
	Linde PLC	4,059,540	1,781,367
			4,786,983

Industrials 13.72%
	Airbus SE, non-registered shares[1]	1,416,633	195,333
	AMETEK, Inc.	257,214	42,880
	BAE Systems PLC	11,961,495	199,727
	Boeing Co.[2]	9,154,320	1,666,178
	Carrier Global Corp.	35,770,765	2,256,420
	CSX Corp.	3,050,743	102,047
	Dayforce, Inc.[2]	2,633,270	130,610
	Delta Air Lines, Inc.	3,300,979	156,599
	Equifax, Inc.	1,041,039	252,410
	FedEx Corp.	1,502,193	450,418
	FTAI Aviation, Ltd.	901,850	93,098
	GE Vernova, Inc.[2]	698,470	119,795
	General Dynamics Corp.	2,261,344	656,106
	General Electric Co.	27,488,429	4,369,836
	Honeywell International, Inc.	603,211	128,810
	Illinois Tool Works, Inc.	2,463,310	583,706
	Ingersoll-Rand, Inc.	5,601,246	508,817
	Lincoln Electric Holdings, Inc.	979,476	184,768
	Northrop Grumman Corp.	1,302,577	567,858
	Otis Worldwide Corp.	1,215,549	117,009
	Paychex, Inc.	1,480,081	175,478
	Recruit Holdings Co., Ltd.	191,900	10,328
	Rolls-Royce Holdings PLC[2]	70,325,049	406,508
	RTX Corp.	29,851,297	2,996,772
	Safran SA1	362,612	76,288
	TFI International, Inc.	3,267,884	474,366
	TransDigm Group, Inc.	153,401	195,987
	TransUnion	656,396	48,678
	Uber Technologies, Inc.[2]	12,591,185	915,127
	Union Pacific Corp.	922,644	208,757
	United Airlines Holdings, Inc.[2]	1,432,618	69,711
	United Rentals, Inc.	2,103,033	1,360,095
	Waste Connections, Inc.	339,327	59,504
	Waste Management, Inc.	243,762	52,004
			19,832,028

Consumer discretionary 10.16%
	adidas AG	722,343	172,396
	Amazon.com, Inc.[2]	28,111,575	5,432,562
	Booking Holdings, Inc.	35,670	141,307
	Chipotle Mexican Grill, Inc.[2]	4,310,000	270,021
	Compagnie Financière Richemont SA, Class A	1,102,908	172,129
	D.R. Horton, Inc.	1,585,155	223,396

1	The Investment Company of America

Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)
	DoorDash, Inc., Class A2	3,292,100	$358,115
	General Motors Co.	8,299,259	385,584
	Hilton Worldwide Holdings, Inc.	759,398	165,701
	Home Depot, Inc.	4,381,171	1,508,174
	Kering SA1	221,351	80,470
	Las Vegas Sands Corp.	5,913,860	261,688
	LVMH Moët Hennessy-Louis Vuitton SE	87,163	66,937
	Marriott International, Inc., Class A	1,148,521	277,678
	McDonald’s Corp.	1,547,972	394,485
	Restaurant Brands International, Inc.	7,989,412	562,215
	Royal Caribbean Cruises, Ltd.[2,3]	17,899,225	2,853,673
	Starbucks Corp.	1,902,321	148,096
	Stellantis NV	13,035,695	256,383
	Tapestry, Inc.	3,890,454	166,472
	Tesla, Inc.[2]	1,596,633	315,942
	TJX Companies, Inc.	2,350,874	258,831
	Tractor Supply Co.	178,991	48,328
	YUM! Brands, Inc.	1,171,226	155,141
			14,675,724

Consumer staples 5.18%
	Altria Group, Inc.	7,394,026	336,798
	Anheuser-Busch InBev SA/NV	371,653	21,469
	British American Tobacco PLC	75,384,543	2,317,332
	Church & Dwight Co., Inc.	1,718,219	178,145
	Constellation Brands, Inc., Class A	1,728,707	444,762
	Dollar General Corp.	2,973,047	393,126
	General Mills, Inc.	745,325	47,149
	Imperial Brands PLC	12,780,496	327,230
	Keurig Dr Pepper, Inc.	1,842,091	61,526
	Kraft Heinz Co. (The)	1,256,029	40,469
	Molson Coors Beverage Co., Class B, restricted voting shares	1,152,751	58,594
	Mondelez International, Inc., Class A	3,510,727	229,742
	Monster Beverage Corp.[2]	1,922,212	96,014
	PepsiCo, Inc.	3,570,555	588,892
	Philip Morris International, Inc.	22,100,909	2,239,485
	Procter & Gamble Co.	634,749	104,683
			7,485,416

Health care 12.18%
	Abbott Laboratories	20,828,611	2,164,301
	AbbVie, Inc.	7,639,367	1,310,304
	Amgen, Inc.	849,501	265,427
	AstraZeneca PLC	1,390,867	216,831
	AstraZeneca PLC (ADR)	775,240	60,461
	Bristol-Myers Squibb Co.	2,503,156	103,956
	Cencora, Inc.	1,465,296	330,131
	CVS Health Corp.	13,702,867	809,291
	Daiichi Sankyo Co., Ltd.	9,967,200	348,190
	Danaher Corp.	2,598,085	649,132
	DexCom, Inc.[2]	2,223,002	252,044
	Elevance Health, Inc.	365,768	198,195
	Eli Lilly and Co.	2,203,426	1,994,938
	GE HealthCare Technologies, Inc.	21,053,384	1,640,480
	Gilead Sciences, Inc.	10,519,012	721,709
	Intuitive Surgical, Inc.[2]	240,393	106,939
	Medtronic PLC[1]	5,827,918	458,715
	Novo Nordisk AS, Class B	5,388,910	769,839
	Regeneron Pharmaceuticals, Inc.[2]	326,946	343,630
	Sanofi	1,177,311	113,165
	Stryker Corp.	616,081	209,622
	Takeda Pharmaceutical Co., Ltd.	5,225,112	135,532
	Thermo Fisher Scientific, Inc.	1,573,508	870,150
	UnitedHealth Group, Inc.	5,020,492	2,556,736
	Vertex Pharmaceuticals, Inc.[2]	2,058,648	964,929
			17,594,647

The Investment Company of America	2

Common stocks (continued)		Shares	Value (000)

Financials 10.22%
	AIA Group, Ltd.	41,206,200	$279,417
	American Express Co.	500,000	115,775
	American International Group, Inc.	20,421,851	1,516,118
	Arthur J. Gallagher & Co.	2,430,952	630,370
	BlackRock, Inc.	1,044,877	822,653
	Blackstone, Inc.	1,711,022	211,825
	Blue Owl Capital, Inc., Class A	9,887,062	175,495
	Capital One Financial Corp.	6,699,730	927,578
	Chubb, Ltd.	3,254,433	830,141
	CME Group, Inc., Class A	504,595	99,203
	Discover Financial Services	122,719	16,053
	Equitable Holdings, Inc.	436,700	17,844
	Fidelity National Information Services, Inc.	4,895,097	368,895
	First Citizens BancShares, Inc., Class A	99,148	166,927
	Great-West Lifeco, Inc.	9,441,407	275,433
	ING Groep NV	38,313,661	656,492
	JPMorgan Chase & Co.	7,001,624	1,416,148
	KKR & Co., Inc.	5,308,350	558,651
	Marsh & McLennan Companies, Inc.	1,640,614	345,710
	Mastercard, Inc., Class A	5,538,812	2,443,502
	Morgan Stanley	6,011,250	584,233
	MSCI, Inc.	421,068	202,849
	PNC Financial Services Group, Inc.	3,219,335	500,542
	Progressive Corp.	190,709	39,612
	S&P Global, Inc.	1,660,572	740,615
	Toast, Inc., Class A2	3,787,994	97,617
	Truist Financial Corp.	5,755,433	223,599
	Visa, Inc., Class A	984,416	258,380
	Wells Fargo & Co.	4,174,867	247,945
			14,769,622

Information technology 23.90%
	Accenture PLC, Class A	2,660,019	807,076
	Adobe, Inc.[2]	893,794	496,538
	Amphenol Corp., Class A	3,199,493	215,550
	Apple, Inc.	17,765,355	3,741,739
	Applied Materials, Inc.	5,141,747	1,213,401
	Arista Networks, Inc.[2]	415,992	145,797
	ASML Holding NV	407,630	420,551
	Broadcom, Inc.	4,438,653	7,126,391
	EPAM Systems, Inc.[2]	655,343	123,277
	Intel Corp.	20,728,529	641,963
	KLA Corp.	21,463	17,696
	Micron Technology, Inc.	3,072,545	404,132
	Microsoft Corp.	25,988,722	11,615,659
	MicroStrategy, Inc., Class A1,2	25,612	35,280
	NVIDIA Corp.	13,765,986	1,700,650
	Oracle Corp.	2,655,798	374,999
	Palo Alto Networks, Inc.[2]	577,815	195,885
	QUALCOMM, Inc.	428,995	85,447
	Salesforce, Inc.	7,266,691	1,868,266
	Samsung Electronics Co., Ltd.	4,039,441	237,381
	SAP SE	1,213,960	246,476
	ServiceNow, Inc.[2]	800,449	629,689
	Shopify, Inc., Class A, subordinate voting shares[2]	1,721,733	113,721
	Taiwan Semiconductor Manufacturing Co., Ltd.	23,509,767	699,216
	Texas Instruments, Inc.	6,880,050	1,338,376
	Trimble, Inc.[2]	752,438	42,076
			34,537,232

Communication services 10.96%
	Alphabet, Inc., Class A	21,369,355	3,892,428
	Alphabet, Inc., Class C	20,300,105	3,723,445
	Charter Communications, Inc., Class A2	228,581	68,337
	Comcast Corp., Class A	12,483,730	488,863
	Meta Platforms, Inc., Class A	12,687,572	6,397,326

3	The Investment Company of America

Common stocks (continued)		Shares	Value (000)
Communication services (continued)
	Netflix, Inc.[2]	1,601,028	$1,080,502
	Take-Two Interactive Software, Inc.[2]	627,043	97,499
	T-Mobile US, Inc.	466,347	82,161
			15,830,561

Utilities 2.21%
	AES Corp.	3,946,835	69,346
	CenterPoint Energy, Inc.	13,085,716	405,395
	Constellation Energy Corp.	1,646,958	329,836
	DTE Energy Co.	1,180,009	130,993
	Edison International	8,053,638	578,331
	Entergy Corp.	2,466,942	263,963
	NextEra Energy, Inc.	10,177,249	720,651
	PG&E Corp.	10,866,948	189,737
	Pinnacle West Capital Corp.	1,955,366	149,351
	Public Service Enterprise Group, Inc.	669,780	49,363
	Sempra	4,051,627	308,167
			3,195,133

Real estate 1.05%
	American Tower Corp. REIT	1,572,297	305,623
	CoStar Group, Inc.[2]	2,991,824	221,814
	Equinix, Inc. REIT	148,397	112,277
	Prologis, Inc. REIT	2,368,972	266,059
	SBA Communications Corp. REIT, Class A	217,231	42,643
	VICI Properties, Inc. REIT	9,546,033	273,398
	Welltower, Inc. REIT	2,799,215	291,818
			1,513,632
	Total common stocks (cost: $71,240,248,000)		137,170,669
Preferred securities 0.07%
Financials 0.07%
	Fannie Mae, Series O, 7.00% noncumulative preferred shares[2]	4,815,256	38,041
	Fannie Mae, Series P, (3-month USD-LIBOR + 0.75%) 6.288% noncumulative preferred shares[2,4,5]	565,000	2,308
	Fannie Mae, Series R, 7.625% noncumulative preferred shares[2]	2,946,415	12,080
	Fannie Mae, Series T, 8.25% noncumulative preferred shares[2]	9,922,867	46,638
	Federal Home Loan Mortgage Corp., Series V, 5.57% noncumulative preferred shares[2]	1,818,512	6,969
	Total preferred securities (cost: $47,694,000)		106,036
Convertible stocks 0.05%
Utilities 0.05%
	NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025[1]	1,678,114	69,625
	Total convertible stocks (cost: $81,622,000)		69,625
Bonds, notes & other debt instruments 0.06%		Principal amount (000)
Corporate bonds, notes & loans 0.06%
Consumer discretionary 0.04%
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	USD24,416	24,240
	Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[3,6]	20,954	22,139
	Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[3,6]	17,415	18,604
			64,983

Industrials 0.02%
	TransDigm, Inc. 4.875% 5/1/2029	27,570	25,853
	Total corporate bonds, notes & loans		90,836
	Total bonds, notes & other debt instruments (cost: $86,445,000)		90,836

The Investment Company of America	4

Short-term securities 4.80%	Shares	Value (000)
Money market investments 4.62%
Capital Group Central Cash Fund 5.37%[3,7]	66,766,112	$6,676,611

Money market investments purchased with collateral from securities on loan 0.18%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[7,8]	39,259,843	39,260
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.18%[7,8]	36,100,000	36,100
Capital Group Central Cash Fund 5.37%[3,7,8]	358,781	35,878
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%[7,8]	28,400,000	28,400
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.21%[7,8]	25,800,000	25,800
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.22%[7,8]	25,800,000	25,800
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.22%[7,8]	25,800,000	25,800
Fidelity Investments Money Market Government Portfolio, Class I 5.21%[7,8]	20,600,000	20,600
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.23%[7,8]	20,600,000	20,600
		258,238
Total short-term securities (cost: $6,934,773,000)		6,934,849
Total investment securities 99.91% (cost: $78,390,782,000)		144,372,015
Other assets less liabilities 0.09%		123,679
Net assets 100.00%		$144,495,694

5	The Investment Company of America

Investments in affiliates3

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Common stocks 2.68%
Materials 0.71%
Celanese Corp.	$1,180,134	$—	$993	$301	$(155,798)	$1,023,644	$10,627
Consumer discretionary 1.97%
Royal Caribbean Cruises, Ltd. [2]	2,299,588	19,506	2,155	1,779	534,955	2,853,673	—
Norwegian Cruise Line Holdings, Ltd.[9]	554,131	—	474,471	23,354	(103,014)	—	—
						2,853,673
Total common stocks						3,877,317
Bonds, notes & other debt instruments 0.03%
Consumer discretionary 0.03%
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029 [6]	22,281	—	—	—	(142)	22,139	864
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[6]	18,743	—	—	—	(139)	18,604	805
						40,743
Short-term securities 4.65%
Money market investments 4.62%
Capital Group Central Cash Fund 5.37% [7]	3,946,495	9,821,254	7,091,476	347	(9)	6,676,611	129,981
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 5.37% [7,8]	12,942	22,936 [10]				35,878	— [11]
Total short-term securities						6,712,489
Total 7.36%				$25,781	$275,853	$10,630,549	$142,277

[1]
All or a portion of this security was on loan. The total value of all such securities was $346,093,000, which represented .24% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[2]	Security did not produce income during the last 12 months.
[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[5]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $40,743,000, which represented
.03% of the net assets of the fund.

[7]	Rate represents the seven-day yield at 6/30/2024.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[9]	Affiliated issuer during the reporting period but no longer held at 6/30/2024.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

The Investment Company of America	6

Financial statements
Statement of assets and liabilities at June 30, 2024unaudited

(dollars in thousands)
Assets:
Investment securities, at value (includes $346,093 of investment securities on loan):
Unaffiliated issuers (cost: $69,835,869)	$133,741,466
Affiliated issuers (cost: $8,554,913)	10,630,549	$144,372,015
Cash		12,615
Cash denominated in currencies other than U.S. dollars (cost: $9,635)		9,634
Receivables for:
Sales of investments	335,952
Sales of fund’s shares	69,874
Dividends and interest	188,990
Securities lending income	210
Other	97	595,123
		144,989,387
Liabilities:
Collateral for securities on loan		258,238
Payables for:
Purchases of investments	112,991
Repurchases of fund’s shares	60,180
Investment advisory services	26,843
Services provided by related parties	27,205
Trustees’ deferred compensation	4,449
Other	3,787	235,455
Net assets at June 30, 2024		$144,495,694
Net assets consist of:
Capital paid in on shares of beneficial interest		$70,133,514
Total distributable earnings (accumulated loss)		74,362,180
Net assets at June 30, 2024		$144,495,694

Refer to the notes to financial statements.

7	The Investment Company of America

Financial statements (continued)
Statement of assets and liabilities at June 30, 2024 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,528,440 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$88,391,447	1,545,753	$57.18
Class C	1,302,722	23,107	56.38
Class T	15	— *	57.15
Class F-1	1,587,289	27,854	56.99
Class F-2	15,859,590	277,582	57.13
Class F-3	6,256,980	109,493	57.15
Class 529-A	3,876,693	68,036	56.98
Class 529-C	75,823	1,332	56.92
Class 529-E	93,544	1,649	56.73
Class 529-T	24	— *	57.16
Class 529-F-1	17	— *	56.85
Class 529-F-2	284,963	4,985	57.17
Class 529-F-3	18	— *	57.15
Class R-1	78,891	1,395	56.55
Class R-2	767,511	13,551	56.64
Class R-2E	110,147	1,935	56.94
Class R-3	1,098,513	19,311	56.89
Class R-4	1,344,922	23,611	56.96
Class R-5E	313,141	5,483	57.11
Class R-5	224,712	3,931	57.17
Class R-6	22,828,732	399,432	57.15
*
Amount less than one thousand.
Refer to the notes to financial statements.

The Investment Company of America	8

Financial statements (continued)
Statement of operations for the six months ended June 30, 2024unaudited

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $11,956; also includes $140,609 from affiliates)	$1,155,626
Interest (includes $1,668 from affiliates)	4,572
Securities lending income (net of fees)	402	$1,160,600
Fees and expenses*:
Investment advisory services	153,871
Distribution services	119,627
Transfer agent services	37,333
Administrative services	20,119
529 plan services	1,149
Reports to shareholders	1,115
Registration statement and prospectus	965
Trustees’ compensation	823
Auditing and legal	148
Custodian	452
Other	166
Total fees and expenses before waiver	335,768
Less waiver of fees and expenses:
Investment advisory services waiver	1
Total fees and expenses after waiver		335,767
Net investment income		824,833
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	7,967,412
Affiliated issuers	25,781
In-kind redemptions	79,549
Currency transactions	(3,335)	8,069,407
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	9,122,210
Affiliated issuers	275,853
Currency translations	(1,493)	9,396,570
Net realized gain (loss) and unrealized appreciation (depreciation)		17,465,977
Net increase (decrease) in net assets resulting from operations		$18,290,810
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

9	The Investment Company of America

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended June 30,	Year ended December 31,
	2024*	2023

Operations:
Net investment income	$824,833	$1,653,624
Net realized gain (loss)	8,069,407	5,350,634
Net unrealized appreciation (depreciation)	9,396,570	21,680,575
Net increase (decrease) in net assets resulting from operations	18,290,810	28,684,833
Distributions paid to shareholders	(1,400,794)	(6,145,107)
Net capital share transactions	1,203,838	827,848
Total increase (decrease) in net assets	18,093,854	23,367,574
Net assets:
Beginning of period	126,401,840	103,034,266
End of period	$144,495,694	$126,401,840
*
Unaudited.
Refer to the notes to financial statements.

The Investment Company of America	10

Notes to financial statementsunaudited
1. Organization

The Investment Company of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks long-term growth of capital and income.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

11	The Investment Company of America

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

The Investment Company of America	12

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$2,949,691	$—	$—	$2,949,691
Materials	4,786,983	—	—	4,786,983
Industrials	18,943,844	888,184	—	19,832,028
Consumer discretionary	13,927,409	748,315	—	14,675,724
Consumer staples	4,819,385	2,666,031	—	7,485,416
Health care	16,011,090	1,583,557	—	17,594,647
Financials	13,833,713	935,909	—	14,769,622
Information technology	32,933,608	1,603,624	—	34,537,232
Communication services	15,830,561	—	—	15,830,561
Utilities	3,195,133	—	—	3,195,133
Real estate	1,513,632	—	—	1,513,632
Preferred securities	106,036	—	—	106,036
Convertible stocks	69,625	—	—	69,625
Bonds, notes & other debt instruments	—	90,836	—	90,836
Short-term securities	6,934,849	—	—	6,934,849
Total	$135,855,559	$8,516,456	$—	$144,372,015

13	The Investment Company of America

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The Investment Company of America	14

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of June 30, 2024, the total value of securities on loan was $346,093,000, and the total value of collateral received was $365,023,000. Collateral received includes cash of $258,238,000 and U.S. government securities of $106,785,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended June 30, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended June 30, 2024, the fund recognized $8,673,000 in EU reclaims (net of $214,000 in fees and the effect of realized gain or loss from currency translations) related to European court rulings, which is included in dividend income in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

15	The Investment Company of America

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2023, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$390,169
Undistributed long-term capital gains	582,659
Post-October capital loss deferral*	(23,620)
*
This deferral is considered incurred in the subsequent year.
As of June 30, 2024, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$67,285,290
Gross unrealized depreciation on investments	(1,381,511)
Net unrealized appreciation (depreciation) on investments	65,903,779
Cost of investments	78,468,236
Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$479,439	$356,450	$835,889	$1,111,954	$2,691,996	$3,803,950
Class C	2,499	5,341	7,840	9,280	42,074	51,354
Class T	— †	— †	— †	— †	— †	— †
Class F-1	8,173	6,434	14,607	19,637	49,117	68,754
Class F-2	97,464	63,762	161,226	199,938	440,316	640,254
Class F-3	41,380	25,054	66,434	86,510	176,468	262,978
Class 529-A	20,356	15,690	36,046	48,222	118,841	167,063
Class 529-C	118	306	424	501	2,468	2,969
Class 529-E	389	382	771	1,004	2,942	3,946
Class 529-T	— †	— †	— †	— †	1	1
Class 529-F-1	— †	— †	— †	— †	— †	— †
Class 529-F-2	1,746	1,139	2,885	3,586	7,805	11,391
Class 529-F-3	— †	— †	— †	— †	1	1
Class R-1	148	326	474	534	2,430	2,964
Class R-2	1,398	3,126	4,524	4,991	23,602	28,593
Class R-2E	344	448	792	882	3,186	4,068
Class R-3	4,235	4,466	8,701	11,052	33,872	44,924
Class R-4	7,059	5,444	12,503	16,856	41,467	58,323
Class R-5E	1,892	1,255	3,147	3,882	8,970	12,852
Class R-5	1,484	905	2,389	3,273	6,778	10,051
Class R-6	149,748	92,394	242,142	320,782	649,889	970,671
Total	$817,872	$582,922	$1,400,794	$1,842,884	$4,302,223	$6,145,107
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

The Investment Company of America	16

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.390% on the first $1 billion of daily net assets and decreasing to 0.216% on such assets in excess of $115 billion. During the six months ended June 30, 2024, CRMC waived investment advisory services fees of $1,000. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $153,871,000 were reduced to $153,870,000, both of which were equivalent to an annualized rate of 0.229% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2024, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended June 30, 2024, the 529 plan services fees were $1,149,000, which were equivalent to 0.056% of the average daily net assets of each 529 share class.

17	The Investment Company of America

For the six months ended June 30, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$99,214	$24,669	$12,533	Not applicable
Class C	6,254	373	190	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	1,834	922	226	Not applicable
Class F-2	Not applicable	7,215	2,117	Not applicable
Class F-3	Not applicable	23	844	Not applicable
Class 529-A	4,153	1,015	549	$1,031
Class 529-C	358	21	11	21
Class 529-E	219	14	13	25
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	54	38	72
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	369	32	11	Not applicable
Class R-2	2,714	1,199	109	Not applicable
Class R-2E	308	99	15	Not applicable
Class R-3	2,608	740	157	Not applicable
Class R-4	1,596	615	191	Not applicable
Class R-5E	Not applicable	210	44	Not applicable
Class R-5	Not applicable	49	32	Not applicable
Class R-6	Not applicable	83	3,039	Not applicable

Total class-specific expenses	$119,627	$37,333	$20,119	$1,149
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $823,000 in the fund’s statement of operations reflects $286,000 in current fees (either paid in cash or deferred) and a net increase of $537,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2024, the fund engaged in such purchase and sale transactions with related funds in the amounts of $966,229,000 and $832,070,000, respectively, which generated $257,820,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2024.

The Investment Company of America	18

8. Warrants

As of June 30, 2024, the fund had warrants outstanding which may be exercised at any time for the purchase of 818,230 Class A shares at approximately $5.24 per share. If these warrants had been exercised as of June 30, 2024, the net asset value of Class A shares would have been reduced by $0.03 per share. No warrants were exercised during the six months ended June 30, 2024.
9. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class A	$1,980,191	36,703	$816,143	14,575	$(3,958,752)	(73,281)	$(1,162,418)	(22,003)
Class C	100,599	1,899	7,816	141	(188,637)	(3,543)	(80,222)	(1,503)
Class T	—	—	—	—	—	—	—	—
Class F-1	57,466	1,070	14,445	259	(110,591)	(2,050)	(38,680)	(721)
Class F-2	2,486,160	45,481	157,100	2,809	(1,510,323)	(27,889)	1,132,937	20,401
Class F-3	807,544	14,802	63,519	1,137	(509,837)	(9,456)	361,226	6,483
Class 529-A	160,681	2,992	36,036	646	(257,725)	(4,833)	(61,008)	(1,195)
Class 529-C	8,672	162	424	8	(15,320)	(288)	(6,224)	(118)
Class 529-E	3,191	61	771	14	(6,802)	(128)	(2,840)	(53)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	35,391	653	2,885	51	(16,609)	(309)	21,667	395
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	7,090	132	473	9	(9,051)	(168)	(1,488)	(27)
Class R-2	60,258	1,130	4,521	81	(78,657)	(1,482)	(13,878)	(271)
Class R-2E	9,409	178	792	14	(6,465)	(120)	3,736	72
Class R-3	83,851	1,571	8,687	155	(116,750)	(2,179)	(24,212)	(453)
Class R-4	74,753	1,389	12,495	224	(121,665)	(2,270)	(34,417)	(657)
Class R-5E	38,336	719	3,147	56	(30,215)	(560)	11,268	215
Class R-5	14,609	273	2,386	42	(18,707)	(347)	(1,712)	(32)
Class R-6	2,620,567	46,874	241,502	4,317	(1,761,966)	(32,850)	1,100,103	18,341
Total net increase (decrease)	$8,548,768	156,089	$1,373,142	24,538	$(8,718,072)	(161,753)	$1,203,838	18,874
Refer to the end of the table for footnotes.

19	The Investment Company of America

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2023
Class A	$2,839,973	61,444	$3,715,507	76,563	$(6,749,171)	(146,691)	$(193,691)	(8,684)
Class C	142,029	3,112	51,172	1,061	(317,099)	(7,034)	(123,898)	(2,861)
Class T	—	—	—	—	—	—	—	—
Class F-1	76,004	1,646	67,818	1,402	(183,741)	(4,003)	(39,919)	(955)
Class F-2	2,378,961	51,540	623,343	12,870	(2,139,362)	(46,514)	862,942	17,896
Class F-3	849,431	18,423	251,615	5,201	(937,748)	(20,332)	163,298	3,292
Class 529-A	239,194	5,195	166,992	3,453	(506,762)	(10,975)	(100,576)	(2,327)
Class 529-C	13,361	291	2,968	61	(30,054)	(656)	(13,725)	(304)
Class 529-E	6,512	141	3,945	81	(14,488)	(314)	(4,031)	(92)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	39,844	864	11,386	235	(35,090)	(755)	16,140	344
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	8,695	189	2,935	61	(15,411)	(336)	(3,781)	(86)
Class R-2	105,257	2,309	28,575	590	(139,508)	(3,083)	(5,676)	(184)
Class R-2E	15,772	343	4,069	84	(13,745)	(302)	6,096	125
Class R-3	138,324	3,024	44,842	926	(198,716)	(4,376)	(15,550)	(426)
Class R-4	108,743	2,356	58,268	1,205	(208,993)	(4,595)	(41,982)	(1,034)
Class R-5E	58,003	1,256	12,852	265	(38,195)	(829)	32,660	692
Class R-5	21,821	476	10,010	207	(38,303)	(846)	(6,472)	(163)
Class R-6	1,059,786	23,482	970,660	20,068	(1,734,436)	(37,846)	296,010	5,704
Total net increase (decrease)	$8,101,710	176,091	$6,026,960	124,333	$(13,300,822)	(289,487)	$827,848	10,937
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
11. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $20,077,986,000 and $22,425,605,000, respectively, during the six months ended June 30, 2024.

The Investment Company of America	20

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
6/30/2024[5,6]	$50.40	$.31	$7.01	$7.32	$(.31 )	$(.23 )	$(.54 )	$57.18	14.55%[7]	$88,391	.56%[8]	.56%[8]	1.17%[8]
12/31/2023	41.26	.64	11.01	11.65	(.73 )	(1.78)	(2.51)	50.40	28.50	79,014.58		.58	1.40
12/31/2022	51.80	.67	(8.69)	(8.02)	(.62 )	(1.90)	(2.52)	41.26	(15.52)	65,046.57		.57	1.51
12/31/2021	44.42	.64	10.34	10.98	(.62 )	(2.98)	(3.60)	51.80	25.01	81,274.57		.57	1.29
12/31/2020	39.57	.60	4.98	5.58	(.62 )	(.11 )	(.73 )	44.42	14.50	68,122.59		.59	1.54
12/31/2019	33.91	.70	7.53	8.23	(.76 )	(1.81)	(2.57)	39.57	24.54	63,959.59		.59	1.86
Class C:
6/30/2024[5,6]	49.70	.11	6.91	7.02	(.11 )	(.23 )	(.34 )	56.38	14.11 [7]	1,303	1.31 [8]	1.31 [8]	.41 [8]
12/31/2023	40.72	.29	10.85	11.14	(.38 )	(1.78)	(2.16)	49.70	27.53	1,223	1.33	1.33	.64
12/31/2022	51.14	.32	(8.56)	(8.24)	(.28 )	(1.90)	(2.18)	40.72	(16.14)	1,119	1.33	1.33	.74
12/31/2021	43.90	.26	10.21	10.47	(.25 )	(2.98)	(3.23)	51.14	24.08	1,544	1.32	1.32	.54
12/31/2020	39.10	.30	4.94	5.24	(.33 )	(.11 )	(.44 )	43.90	13.64	1,380	1.33	1.33	.79
12/31/2019	33.54	.41	7.43	7.84	(.47 )	(1.81)	(2.28)	39.10	23.57	1,580	1.35	1.35	1.09
Class T:
6/30/2024[5,6]	50.37	.38	7.01	7.39	(.38 )	(.23 )	(.61 )	57.15	14.69 [7,9]	— [10]	.32 [8,9]	.32 [8,9]	1.41 [8,9]
12/31/2023	41.24	.76	11.00	11.76	(.85 )	(1.78)	(2.63)	50.37	28.83 [9]	— [10]	.31 [9]	.31 [9]	1.66 [9]
12/31/2022	51.78	.77	(8.68)	(7.91)	(.73 )	(1.90)	(2.63)	41.24	(15.31)[9]	— [10]	.33 [9]	.33 [9]	1.74 [9]
12/31/2021	44.41	.75	10.34	11.09	(.74 )	(2.98)	(3.72)	51.78	25.29 [9]	— [10]	.34 [9]	.34 [9]	1.52 [9]
12/31/2020	39.56	.69	4.99	5.68	(.72 )	(.11 )	(.83 )	44.41	14.79 [9]	— [10]	.35 [9]	.35 [9]	1.77 [9]
12/31/2019	33.91	.79	7.52	8.31	(.85 )	(1.81)	(2.66)	39.56	24.79 [9]	— [10]	.35 [9]	.35 [9]	2.09 [9]
Class F-1:
6/30/2024[5,6]	50.23	.29	6.99	7.28	(.29 )	(.23 )	(.52 )	56.99	14.51 [7]	1,587	.63 [8]	.63 [8]	1.10 [8]
12/31/2023	41.13	.61	10.96	11.57	(.69 )	(1.78)	(2.47)	50.23	28.41	1,435.64		.64	1.34
12/31/2022	51.64	.64	(8.66)	(8.02)	(.59 )	(1.90)	(2.49)	41.13	(15.56)	1,215.64		.64	1.43
12/31/2021	44.29	.60	10.31	10.91	(.58 )	(2.98)	(3.56)	51.64	24.92	1,595.64		.64	1.22
12/31/2020	39.45	.57	4.98	5.55	(.60 )	(.11 )	(.71 )	44.29	14.44	1,788.65		.65	1.48
12/31/2019	33.82	.67	7.50	8.17	(.73 )	(1.81)	(2.54)	39.45	24.43	1,922.66		.66	1.78
Class F-2:
6/30/2024[5,6]	50.36	.37	6.99	7.36	(.36 )	(.23 )	(.59 )	57.13	14.65 [7]	15,860	.37 [8]	.37 [8]	1.37 [8]
12/31/2023	41.23	.74	10.99	11.73	(.82 )	(1.78)	(2.60)	50.36	28.76	12,951.37		.37	1.61
12/31/2022	51.76	.76	(8.68)	(7.92)	(.71 )	(1.90)	(2.61)	41.23	(15.34)	9,865.38		.38	1.71
12/31/2021	44.39	.74	10.33	11.07	(.72 )	(2.98)	(3.70)	51.76	25.27	11,435.37		.37	1.49
12/31/2020	39.55	.67	4.98	5.65	(.70 )	(.11 )	(.81 )	44.39	14.73	8,602.38		.38	1.74
12/31/2019	33.90	.77	7.52	8.29	(.83 )	(1.81)	(2.64)	39.55	24.76	7,986.39		.39	2.05
Class F-3:
6/30/2024[5,6]	50.36	.40	7.01	7.41	(.39 )	(.23 )	(.62 )	57.15	14.73 [7]	6,257	.27 [8]	.27 [8]	1.47 [8]
12/31/2023	41.23	.79	10.99	11.78	(.87 )	(1.78)	(2.65)	50.36	28.88	5,188.27		.27	1.71
12/31/2022	51.77	.81	(8.69)	(7.88)	(.76 )	(1.90)	(2.66)	41.23	(15.26)	4,112.27		.27	1.82
12/31/2021	44.40	.79	10.33	11.12	(.77 )	(2.98)	(3.75)	51.77	25.39	4,864.27		.27	1.60
12/31/2020	39.55	.72	4.98	5.70	(.74 )	(.11 )	(.85 )	44.40	14.88	3,916.28		.28	1.85
12/31/2019	33.90	.82	7.52	8.34	(.88 )	(1.81)	(2.69)	39.55	24.89	3,571.29		.29	2.16
Class 529-A:
6/30/2024[5,6]	50.22	.30	6.99	7.29	(.30 )	(.23 )	(.53 )	56.98	14.52 [7]	3,877	.60 [8]	.60 [8]	1.13 [8]
12/31/2023	41.12	.62	10.97	11.59	(.71 )	(1.78)	(2.49)	50.22	28.45	3,477.62		.62	1.36
12/31/2022	51.64	.65	(8.67)	(8.02)	(.60 )	(1.90)	(2.50)	41.12	(15.56)	2,943.61		.61	1.47
12/31/2021	44.29	.62	10.31	10.93	(.60 )	(2.98)	(3.58)	51.64	24.97	3,716.61		.61	1.25
12/31/2020	39.46	.57	4.97	5.54	(.60 )	(.11 )	(.71 )	44.29	14.43	3,169.64		.64	1.49
12/31/2019	33.82	.67	7.52	8.19	(.74 )	(1.81)	(2.55)	39.46	24.46	2,884.65		.65	1.79
Refer to the end of the table for footnotes.

21	The Investment Company of America

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
6/30/2024[5,6]	$50.17	$.10	$6.97	$7.07	$(.09 )	$(.23 )	$(.32 )	$56.92	14.08%[7]	$76	1.35%[8]	1.35%[8]	.37%[8]
12/31/2023	41.07	.27	10.95	11.22	(.34 )	(1.78)	(2.12)	50.17	27.48	73	1.39	1.39	.58
12/31/2022	51.55	.30	(8.63)	(8.33)	(.25 )	(1.90)	(2.15)	41.07	(16.19)	72	1.38	1.38	.67
12/31/2021	44.22	.24	10.29	10.53	(.22 )	(2.98)	(3.20)	51.55	24.02	110	1.37	1.37	.49
12/31/2020	39.36	.29	4.97	5.26	(.29 )	(.11 )	(.40 )	44.22	13.60	117	1.37	1.37	.77
12/31/2019	33.74	.39	7.49	7.88	(.45 )	(1.81)	(2.26)	39.36	23.54	283	1.39	1.39	1.05
Class 529-E:
6/30/2024[5,6]	50.01	.24	6.94	7.18	(.23 )	(.23 )	(.46 )	56.73	14.39 [7]	94	.85 [8]	.85 [8]	.88 [8]
12/31/2023	40.96	.51	10.91	11.42	(.59 )	(1.78)	(2.37)	50.01	28.13	85.86		.86	1.12
12/31/2022	51.44	.54	(8.63)	(8.09)	(.49 )	(1.90)	(2.39)	40.96	(15.75)	73.86		.86	1.22
12/31/2021	44.14	.50	10.26	10.76	(.48 )	(2.98)	(3.46)	51.44	24.65	95.85		.85	1.01
12/31/2020	39.31	.48	4.97	5.45	(.51 )	(.11 )	(.62 )	44.14	14.20	84.86		.86	1.26
12/31/2019	33.71	.59	7.47	8.06	(.65 )	(1.81)	(2.46)	39.31	24.14	85.88		.88	1.56
Class 529-T:
6/30/2024[5,6]	50.38	.36	7.01	7.37	(.36 )	(.23 )	(.59 )	57.16	14.64 [7,9]	— [10]	.38 [8,9]	.38 [8,9]	1.35 [8,9]
12/31/2023	41.24	.73	11.01	11.74	(.82 )	(1.78)	(2.60)	50.38	28.77 [9]	— [10]	.38 [9]	.38 [9]	1.60 [9]
12/31/2022	51.78	.75	(8.69)	(7.94)	(.70 )	(1.90)	(2.60)	41.24	(15.36)[9]	— [10]	.39 [9]	.39 [9]	1.70 [9]
12/31/2021	44.41	.73	10.33	11.06	(.71 )	(2.98)	(3.69)	51.78	25.23 [9]	— [10]	.39 [9]	.39 [9]	1.47 [9]
12/31/2020	39.56	.67	4.99	5.66	(.70 )	(.11 )	(.81 )	44.41	14.72 [9]	— [10]	.40 [9]	.40 [9]	1.72 [9]
12/31/2019	33.91	.77	7.52	8.29	(.83 )	(1.81)	(2.64)	39.56	24.72 [9]	— [10]	.41 [9]	.41 [9]	2.03 [9]
Class 529-F-1:
6/30/2024[5,6]	50.11	.35	6.96	7.31	(.34 )	(.23 )	(.57 )	56.85	14.61 [7,9]	— [10]	.44 [8,9]	.44 [8,9]	1.29 [8,9]
12/31/2023	41.04	.69	10.94	11.63	(.78 )	(1.78)	(2.56)	50.11	28.64 [9]	— [10]	.46 [9]	.46 [9]	1.52 [9]
12/31/2022	51.54	.72	(8.65)	(7.93)	(.67 )	(1.90)	(2.57)	41.04	(15.41)[9]	— [10]	.45 [9]	.45 [9]	1.63 [9]
12/31/2021	44.21	.70	10.29	10.99	(.68 )	(2.98)	(3.66)	51.54	25.19 [9]	— [10]	.44 [9]	.44 [9]	1.42 [9]
12/31/2020	39.40	.65	4.97	5.62	(.70 )	(.11 )	(.81 )	44.21	14.69 [9]	— [10]	.40 [9]	.40 [9]	1.72 [9]
12/31/2019	33.78	.76	7.50	8.26	(.83 )	(1.81)	(2.64)	39.40	24.72	115.42		.42	2.02
Class 529-F-2:
6/30/2024[5,6]	50.38	.37	7.01	7.38	(.36 )	(.23 )	(.59 )	57.17	14.66 [7]	285	.36 [8]	.36 [8]	1.37 [8]
12/31/2023	41.25	.74	10.99	11.73	(.82 )	(1.78)	(2.60)	50.38	28.76	231.36		.36	1.62
12/31/2022	51.79	.76	(8.69)	(7.93)	(.71 )	(1.90)	(2.61)	41.25	(15.34)	175.37		.37	1.72
12/31/2021	44.41	.74	10.33	11.07	(.71 )	(2.98)	(3.69)	51.79	25.25	192.38		.38	1.48
12/31/2020[5,11]	38.92	.12	5.55	5.67	(.18 )	—	(.18 )	44.41	14.56 [7]	136	.06 [7]	.06 [7]	.29 [7]
Class 529-F-3:
6/30/2024[5,6]	50.37	.38	7.00	7.38	(.37 )	(.23 )	(.60 )	57.15	14.69 [7]	— [10]	.33 [8]	.33 [8]	1.40 [8]
12/31/2023	41.24	.76	10.99	11.75	(.84 )	(1.78)	(2.62)	50.37	28.81	— [10]	.32	.32	1.65
12/31/2022	51.78	.78	(8.69)	(7.91)	(.73 )	(1.90)	(2.63)	41.24	(15.31)	— [10]	.33	.33	1.75
12/31/2021	44.41	.76	10.33	11.09	(.74 )	(2.98)	(3.72)	51.78	25.31	— [10]	.34	.32	1.54
12/31/2020[5,11]	38.92	.13	5.54	5.67	(.18 )	—	(.18 )	44.41	14.59 [7]	— [10]	.09 [7]	.06 [7]	.30 [7]
Class R-1:
6/30/2024[5,6]	49.86	.11	6.92	7.03	(.11 )	(.23 )	(.34 )	56.55	14.11 [7]	79	1.33 [8]	1.33 [8]	.40 [8]
12/31/2023	40.84	.29	10.89	11.18	(.38 )	(1.78)	(2.16)	49.86	27.54	71	1.34	1.34	.64
12/31/2022	51.30	.32	(8.60)	(8.28)	(.28 )	(1.90)	(2.18)	40.84	(16.17)	62	1.34	1.34	.73
12/31/2021	44.03	.26	10.23	10.49	(.24 )	(2.98)	(3.22)	51.30	24.04	78	1.34	1.34	.52
12/31/2020	39.21	.30	4.95	5.25	(.32 )	(.11 )	(.43 )	44.03	13.63	70	1.35	1.35	.77
12/31/2019	33.63	.40	7.45	7.85	(.46 )	(1.81)	(2.27)	39.21	23.54	74	1.37	1.37	1.07
Refer to the end of the table for footnotes.

The Investment Company of America	22

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
6/30/2024[5,6]	$49.93	$.10	$6.94	$7.04	$(.10 )	$(.23 )	$(.33 )	$56.64	14.10%[7]	$767	1.35%[8]	1.35%[8]	.38%[8]
12/31/2023	40.91	.28	10.89	11.17	(.37 )	(1.78)	(2.15)	49.93	27.48	690	1.36	1.36	.62
12/31/2022	51.37	.31	(8.61)	(8.30)	(.26 )	(1.90)	(2.16)	40.91	(16.18)	573	1.38	1.38	.70
12/31/2021	44.09	.25	10.24	10.49	(.23 )	(2.98)	(3.21)	51.37	24.02	752	1.36	1.36	.51
12/31/2020	39.26	.29	4.97	5.26	(.32 )	(.11 )	(.43 )	44.09	13.62	659	1.37	1.37	.76
12/31/2019	33.67	.40	7.46	7.86	(.46 )	(1.81)	(2.27)	39.26	23.54	645	1.39	1.39	1.06
Class R-2E:
6/30/2024[5,6]	50.19	.18	6.98	7.16	(.18 )	(.23 )	(.41 )	56.94	14.26 [7]	110	1.06 [8]	1.06 [8]	.68 [8]
12/31/2023	41.11	.42	10.94	11.36	(.50 )	(1.78)	(2.28)	50.19	27.85	94	1.07	1.07	.91
12/31/2022	51.61	.44	(8.65)	(8.21)	(.39 )	(1.90)	(2.29)	41.11	(15.93)	71	1.07	1.07	1.00
12/31/2021	44.28	.40	10.29	10.69	(.38 )	(2.98)	(3.36)	51.61	24.41	92	1.07	1.07	.80
12/31/2020	39.43	.40	4.99	5.39	(.43 )	(.11 )	(.54 )	44.28	13.94	75	1.08	1.08	1.05
12/31/2019	33.81	.51	7.49	8.00	(.57 )	(1.81)	(2.38)	39.43	23.89	71	1.09	1.09	1.35
Class R-3:
6/30/2024[5,6]	50.14	.22	6.98	7.20	(.22 )	(.23 )	(.45 )	56.89	14.36 [7]	1,098	.91 [8]	.91 [8]	.82 [8]
12/31/2023	41.07	.49	10.93	11.42	(.57 )	(1.78)	(2.35)	50.14	28.05	991.91		.91	1.06
12/31/2022	51.56	.51	(8.64)	(8.13)	(.46 )	(1.90)	(2.36)	41.07	(15.79)	829.92		.92	1.16
12/31/2021	44.24	.47	10.28	10.75	(.45 )	(2.98)	(3.43)	51.56	24.56	1,060.91		.91	.95
12/31/2020	39.40	.46	4.98	5.44	(.49 )	(.11 )	(.60 )	44.24	14.13	956.92		.92	1.20
12/31/2019	33.78	.57	7.49	8.06	(.63 )	(1.81)	(2.44)	39.40	24.08	949.93		.93	1.51
Class R-4:
6/30/2024[5,6]	50.21	.30	6.98	7.28	(.30 )	(.23 )	(.53 )	56.96	14.52 [7]	1,345	.61 [8]	.61 [8]	1.12 [8]
12/31/2023	41.11	.62	10.97	11.59	(.71 )	(1.78)	(2.49)	50.21	28.46	1,218.62		.62	1.36
12/31/2022	51.62	.64	(8.65)	(8.01)	(.60 )	(1.90)	(2.50)	41.11	(15.56)	1,040.62		.62	1.45
12/31/2021	44.28	.62	10.30	10.92	(.60 )	(2.98)	(3.58)	51.62	24.96	1,440.61		.61	1.25
12/31/2020	39.44	.58	4.98	5.56	(.61 )	(.11 )	(.72 )	44.28	14.48	1,337.62		.62	1.50
12/31/2019	33.81	.68	7.50	8.18	(.74 )	(1.81)	(2.55)	39.44	24.46	1,435.63		.63	1.81
Class R-5E:
6/30/2024[5,6]	50.33	.36	7.00	7.36	(.35 )	(.23 )	(.58 )	57.11	14.66 [7]	313	.41 [8]	.41 [8]	1.32 [8]
12/31/2023	41.21	.72	10.98	11.70	(.80 )	(1.78)	(2.58)	50.33	28.69	265.42		.42	1.56
12/31/2022	51.74	.74	(8.68)	(7.94)	(.69 )	(1.90)	(2.59)	41.21	(15.38)	189.42		.42	1.67
12/31/2021	44.38	.73	10.32	11.05	(.71 )	(2.98)	(3.69)	51.74	25.21	203.41		.41	1.47
12/31/2020	39.54	.66	4.98	5.64	(.69 )	(.11 )	(.80 )	44.38	14.69	101.42		.42	1.70
12/31/2019	33.89	.76	7.52	8.28	(.82 )	(1.81)	(2.63)	39.54	24.72	68.43		.43	2.01
Class R-5:
6/30/2024[5,6]	50.38	.38	7.02	7.40	(.38 )	(.23 )	(.61 )	57.17	14.70 [7]	225	.31 [8]	.31 [8]	1.42 [8]
12/31/2023	41.25	.76	10.99	11.75	(.84 )	(1.78)	(2.62)	50.38	28.81	200.32		.32	1.66
12/31/2022	51.79	.78	(8.69)	(7.91)	(.73 )	(1.90)	(2.63)	41.25	(15.30)	170.32		.32	1.75
12/31/2021	44.41	.77	10.34	11.11	(.75 )	(2.98)	(3.73)	51.79	25.34	225.31		.31	1.55
12/31/2020	39.56	.69	4.99	5.68	(.72 )	(.11 )	(.83 )	44.41	14.82	196.32		.32	1.80
12/31/2019	33.91	.80	7.52	8.32	(.86 )	(1.81)	(2.67)	39.56	24.82	261.33		.33	2.11
Class R-6:
6/30/2024[5,6]	50.37	.39	7.01	7.40	(.39 )	(.23 )	(.62 )	57.15	14.72 [7]	22,829	.27 [8]	.27 [8]	1.47 [8]
12/31/2023	41.24	.78	11.00	11.78	(.87 )	(1.78)	(2.65)	50.37	28.88	19,196.27		.27	1.71
12/31/2022	51.78	.81	(8.69)	(7.88)	(.76 )	(1.90)	(2.66)	41.24	(15.26)	15,480.27		.27	1.82
12/31/2021	44.40	.79	10.34	11.13	(.77 )	(2.98)	(3.75)	51.78	25.41	17,044.27		.27	1.61
12/31/2020	39.56	.72	4.97	5.69	(.74 )	(.11 )	(.85 )	44.40	14.85	18,480.27		.27	1.85
12/31/2019	33.90	.82	7.53	8.35	(.88 )	(1.81)	(2.69)	39.56	24.92	17,077.28		.28	2.16
Refer to the end of the table for footnotes.

23	The Investment Company of America

Financial highlights (continued)

	Six months ended June 30, 2024[5,6,7]	Year ended December 31,
		2023	2022	2021	2020	2019
Portfolio turnover rate for all share classes[12]	16%	29%	31%	22%	39%	31%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

The Investment Company of America	24

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to information in the financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable

25	The Investment Company of America

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Investment Company of America

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: August 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: August 30, 2024

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: August 30, 2024